CAPITAL AND FINANCIAL RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2023
CAPITAL AND FINANCIAL RISK MANAGEMENT
Schedule of translation impact on income before income and mining taxes and equity	20.CAPITAL AND FINANCIAL RISK MANAGEMENT (Continued)

Positive (negative) impact on
Income before Income and
Mining Taxes and on Equity
Canadian dollar	$(55,097)
Australian dollar	$(3,361)
Euro	$(10,891)
Mexican peso	$970

Schedule of carrying amounts of financial instruments with exposure to credit risk

	As at	As at
	December 31,	December 31,
	2023	2022
Cash and cash equivalents	$338,648	$658,625
Trade receivables (Notes 6 and 19)	8,148	8,579
Fair value of derivative financial instruments (Notes 6 and 21)	50,786	8,774
Short-term investments (Note 8A)	10,199	9,896
Non-current loans receivable (Note 8B)	10,108	3,939
Total	$417,889	$689,813

Schedule of lease financing, long-term debt, and total equity

	As at	As at
	December 31,	December 31,
	2023	2022
Lease obligations (Note 13)	$161,548	$151,342
Long-term debt (Note 14)	1,843,086	1,342,070
Total equity	19,422,915	16,241,345
Total	$21,427,549	$17,734,757

Schedule of changes in liabilities arising from financing activities

	As at	Changes from			As at
	December 31,	Financing Cash	Foreign		December 31,
	2022	Flows	Exchange	Other(i)	2023
Long-term debt	$1,342,070	498,958	—	2,058	$1,843,086
Lease obligations	151,342	(47,589)	7,151	50,644	161,548
Total liabilities from financing activities	$1,493,412	451,369	7,151	52,702	$2,004,634

Note:

(i)	Includes the amortization of deferred financing costs on long-term debt reflected in finance costs and lease obligation additions.